Supplemental Cash Flow Information - Details of Income Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
Operating activities	$ (172)	$ (52)
Investing activities	(850)	(114)
Total income taxes paid	(1,066)	(164)
Discontinued Operations [member]
Disclosure Of Income Taxes [Line Items]
Operating activities	(2)	2
Investing activities	$ (42)	$ 0